UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Florida Insured Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Florida Insured Fund

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
District of            $  1,000    Metropolitan Washington Airports Authority, D.C., Airport System Revenue
Columbia - 0.8%                    Bonds, AMT, Series A, 5.25% due 10/01/2032 (c)                                     $     1,028

Florida - 139.2%          1,300    Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                      1,361

                          1,430    Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (a)                       1,489

                            700    Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%
                                   due 11/01/2020 (b)(c)                                                                      809

                          1,720    Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                                   Southeastern University), 5% due 4/01/2031 (p)                                           1,770

                          1,545    Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (h)             1,598

                          1,300    Collier County, Florida, School Board, COP, 5% due 2/15/2027 (f)                         1,350

                          1,000    Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B,
                                   5% due 11/15/2027 (c)                                                                    1,028

                          1,000    Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125% due
                                   10/01/2026 (h)                                                                           1,050

                          1,000    Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due
                                   1/01/2036 (c)                                                                            1,056

                          1,000    Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (h)        1,031

                          1,035    Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1,
                                   6.75% due 8/01/2014 (a)                                                                  1,036

                          1,200    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
                                   Series 3, 5.15% due 7/01/2038 (d)(e)                                                     1,205

                          1,565    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
                                   Series 11, 5.95% due 1/01/2032 (f)                                                       1,595

                            365    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                                   AMT, Series 4, 6.25% due 7/01/2022 (f)                                                     377

                          1,000    Florida State Board of Education, Capital Outlay, GO, Public Education, Series B,
                                   5% due 6/01/2031 (c)                                                                     1,028

                          6,190    Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                                   7/01/2010 (c)(i)                                                                         6,618

                          1,150    Florida State Department of Transportation, GO, 5% due 7/01/2025 (h)                     1,189

                          1,000    Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                                   Utility System), 5.125% due 10/01/2033 (a)                                               1,033

                          1,860    Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                                   Transportation), Series B, 5% due 7/01/2030                                              1,891

                          3,000    Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (h)                        3,080


Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
S/F        Single-Family



BlackRock MuniYield Florida Insured Fund

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                        Amount     Municipal Bonds                                                                          Value
Florida                $  1,250    Highlands County, Florida, Health Facilities Authority, Hospital Revenue
(concluded)                        Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036                    $     1,264

                          1,340    Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1,
                                   5.375% due 10/01/2049 (d)(e)                                                             1,412

                          6,000    Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (h)(i)             6,178

                          1,000    Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (h)                    1,021

                          1,000    Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                   Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (h)             1,059

                            750    Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                   Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (h)               794

                          1,140    Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                   Solutions Project), AMT, 5.50% due 10/01/2030 (l)                                        1,187

                          1,000    Jacksonville, Florida, Economic Development Commission, Revenue Refunding Bonds
                                   (Anheuser Busch Company Project), AMT, Series B, 4.75% due 3/01/2047                       929

                          1,455    Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                                   Bonds, 5.25% due 10/01/2032 (c)                                                          1,519

                          2,875    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Baptist Medical Center Project), 5% due 8/15/2037 (f)                                   2,957

                          1,225    Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due
                                   11/01/2026 (h)                                                                           1,275

                          2,280    Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (h)                    2,347

                          2,000    Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5% due
                                   10/01/2028 (h)                                                                           2,039

                          1,000    Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)         1,060

                          2,285    Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                     2,423

                            700    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due
                                   4/01/2032                                                                                  698

                          2,000    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due
                                   4/01/2032 (a)                                                                            2,066

                          1,000    Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)           1,052

                          1,000    Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (h)               1,028

                          1,000    Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)        1,033

                          2,000    Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)             2,116

                          6,300    Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due
                                   10/01/2033 (f)                                                                           6,368

                          5,000    Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport),
                                   AMT, Series A, 6% due 10/01/2024 (c)                                                     5,305

                          1,160    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                   Airport), AMT, Series A, 5% due 10/01/2040 (o)                                           1,176

                          2,000    Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                   (University of Miami), Series A, 5.75% due 4/01/2010 (a)(i)                              2,116

                          1,000    Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                   Series B, 5.25% due 7/01/2027 (c)                                                        1,055

                          3,875    Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                   Series B, 5% due 7/01/2033 (c)                                                           3,984

                          1,200    Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT,
                                   Series A, 5.55% due 10/01/2049 (d)(e)                                                    1,255

                          1,655    Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A,
                                   5.375% due 10/01/2030 (a)                                                                1,740

                          2,000    Miami-Dade County, Florida, School Board, COP, Series A, 5.50% due
                                   10/01/2009 (f)(i)                                                                        2,072

                          1,865    Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due
                                   10/01/2030 (h)                                                                           1,974

                          4,375    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                   Series A, 5.186% due 10/01/2031 (h)(k)                                                   1,291

                          5,735    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                   Series A, 5.203% due 10/01/2033 (h)(k)                                                   1,516

                          4,765    Orange County, Florida, Educational Facilities Authority, Educational Facilities
                                   Revenue Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)              5,087

                          1,835    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Orlando Regional Healthcare), 6% due 12/01/2012 (i)                                     2,016

                          1,000    Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125% due
                                   1/01/2023 (c)                                                                            1,040

                          6,500    Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (h)(i)          6,746

                          1,000    Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (c)                1,032

                          4,000    Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                   5% due 7/01/2030 (a)                                                                     4,116

                          6,815    Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                   5% due 7/01/2035 (a)                                                                     6,993

                          1,100    Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                   due 10/01/2027 (c)                                                                       1,164

                          1,500    Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%
                                   due 6/01/2015 (c)                                                                        1,814

                          2,000    Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                                   8/01/2021 (f)                                                                            2,097

                          5,000    Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (c)(i)         5,353

                          2,470    Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (c)            2,531

                          1,300    Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (f)            1,339

                          1,000    Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (h)                 1,028

                          1,500    Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due
                                   10/01/2022 (h)                                                                           1,595

                          1,000    Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                                   10/01/2034 (a)                                                                           1,030

                          1,340    Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (h)             1,381

                          1,000    Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)             1,056

                          1,055    Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (h)                  1,122

                          2,190    Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5%
                                   due 9/01/2029 (h)                                                                        2,271

                          1,000    Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due
                                   10/01/2035 (f)                                                                           1,031

                          1,400    Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due
                                   10/01/2031 (a)                                                                           1,471

                          1,000    Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due
                                   10/01/2034 (h)                                                                           1,056

                          1,430    South Florida Water Management District, COP, 5% due 10/01/2036 (a)                      1,469

                          1,000    South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                                   Inc.), 5.80% due 10/01/2034                                                              1,028

                          2,280    University of Central Florida (UCF) Athletics Association Inc., COP, Series A,
                                   5.25% due 10/01/2034 (c)                                                                 2,384

                          1,500    University of North Florida, Capital Improvement Revenue Bonds (Housing Project),
                                   5% due 11/01/2032 (c)                                                                    1,555

                          1,640    Village Center Community Development District, Florida, Recreational Revenue
                                   Bonds, Series A, 5.375% due 11/01/2034 (h)                                               1,749

                          1,000    Village Center Community Development District, Florida, Recreational Revenue
                                   Bonds, Series A, 5.125% due 11/01/2036 (h)                                               1,039

                          2,585    Village Center Community Development District, Florida, Utility Revenue Bonds,
                                   5.25% due 10/01/2023 (h)                                                                 2,739

                          4,030    Village Center Community Development District, Florida, Utility Revenue Bonds,
                                   5.125% due 10/01/2028 (h)                                                                4,178

                          1,000    Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                   Project), Series A, 5% due 6/01/2025 (m)                                                 1,040

                          1,000    Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                   Project), Series A, 5% due 6/01/2035 (m)                                                 1,032


New Jersey - 1.7%         2,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                         2,077


Puerto Rico - 4.4%        1,970    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375% due
                                   7/01/2012 (h)(i)                                                                         2,129

                          1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due
                                   7/01/2037                                                                                1,026

                          1,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                   Bonds, Series I, 5% due 7/01/2036                                                        1,017

                          1,145    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E, 5.70% due 2/01/2010 (i)                                                        1,197

                                   Total Municipal Bonds  (Cost - $172,687) - 146.1%                                      177,959



                                   Municipal Bonds Held in Trust (g)
Florida - 14.2%           3,300    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                   International Airport), AMT, Series A, 5% due 10/01/2040 (o)                             3,346

                          6,960    Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
                                   Refunding Bonds (Miami Children's Hospital), Series A, 5.625% due 8/15/2018 (a)          7,476

                          2,000    Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds,
                                   Series 2, 5.25% due 2/01/2026 (c)                                                        2,113

                          4,000    South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due
                                   5/01/2032 (h)                                                                            4,333


Puerto Rico - 6.2%        7,100    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series A, 5.375% due 8/01/2011 (h)(i)                                                    7,511

                                   Total Municipal Bonds Held in Trust (Cost - $24,093) - 20.4%                            24,779


                         Shares
                           Held    Short-Term Securities
                          1,717    CMA Florida Municipal Money Fund, 3.03% (j)(n)                                           1,717

                                   Total Short-Term Securities (Cost - $1,717) - 1.4%                                       1,717

                                   Total Investments (Cost - $198,497*) - 167.9%                                          204,455
                                   Other Assets Less Liabilities - 1.0%                                                     1,258
                                   Liability for Trust Certificates, Including Interest Expense Payable - (9.7%)         (11,853)
                                   Preferred Shares, at Redemption Value - (59.2%)                                       (72,054)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Shares - 100.0%                                    $   121,806
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     187,118
                                                      =============
    Gross unrealized appreciation                     $       5,993
    Gross unrealized depreciation                             (336)
                                                      -------------
    Net unrealized appreciation                       $       5,657
                                                      =============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net             Dividend
    Affiliate                                   Activity           Income

    CMA Florida Municipal Money Fund            (3,333)             $74


(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) ACA Insured.

(m) CIFG Insured.

(n) Represents the current yield as of July 31, 2007.

(o) XL Capital Insured.

(p) Assured Guaranty Insured.

  o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

                                                Notional        Unrealized
                                                 Amount        Appreciation

    Pay a fixed rate of 3.834% and receive
    a floating rate based on 1-Week Bond
    Market Association Rate

    Broker, JPMorgan Chase
    Expires August 2017                        $   5,500          $   29


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Florida Insured Fund


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Florida Insured Fund


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Florida Insured Fund


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Florida Insured Fund


Date: September 20, 2007